Long-term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Carrying amount, gross	$ 3,736,700		$ 4,345,500
Deferred financing fees	(44,900)		(57,600)
Long-term debt	3,691,800		4,282,800
Current portion of long-term debt	(238,400)		(551,000)
Long-term debt (note 13)	3,453,400		3,731,800
Senior Unsecured Notes
Debt Instrument [Line Items]
Carrying amount, gross	1,302,400		1,302,400
Senior Unsecured Exchangeable Notes
Debt Instrument [Line Items]
Carrying amount, gross	201,300		201,300
Debt discount on notes	0		(5,100)
Senior Secured Notes
Debt Instrument [Line Items]
Carrying amount, gross	1,000,000		500,000
Revolving Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Carrying amount, gross	0		0
Term Loan Credit Facilities | Line of Credit
Debt Instrument [Line Items]
Carrying amount, gross	1,233,000	$ 100,000	$ 2,341,800
Long-term debt	$ 1,233,000